Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2019, 2020 and 2021 (in thousands except per share data):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	1,665,199	1,969,414	2,238,907
Earnings per share effect, basic	0.52	0.60	0.67
Earnings per share effect, diluted	0.51	0.59	0.66

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2019, 2020 and 2021 (in thousands):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expense	2,764,097	2,953,670	3,720,321
Deferred tax expense	150,629	88,179	407,948
Income tax expenses	2,914,726	3,041,849	4,128,269

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.8)	(1.9)	(2.7)
Effect due to different tax rates applicable to overseas entities	(0.9)	(0.5)	(1.8)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(13.6)	(16.5)	(10.1)
Change in valuation allowance	4.9	6.8	3.9
Effect of withholding income tax (d)	5.2	6.9	5.3
Effective income tax rate	17.8	19.8	19.6
(d)	Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an enterprise in China to its non-resident enterprise investors. A lower withholding income tax rate of 5% is applied if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements pursuant to the tax arrangement between mainland China and Hong Kong. On February 22, 2008, the Ministry of Finance and State Taxation Administration jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Group accrued RMB846.6 million, RMB1,056.9 million and RMB1,124.4 million (US$176.4 million) withholding tax liabilities associated with all of its earnings expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes in 2019, 2020 and 2021, respectively. The Group have repatriated a portion of these earnings and paid related withholding income tax in 2019, 2020 and 2021.

As of December 31, 2020 and 2021, there were approximately RMB1,110.9 million and RMB1,104.2 million (US$173.3 million) unrecognized deferred tax liabilities related to undistributed earnings of the Group’s PRC subsidiaries, respectively. And the Group still intends to indefinitely reinvest these remaining undistributed earnings in its PRC subsidiaries.

Summary of net operating tax loss carry forwards

As of December 31, 2021, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2022	689,266
Loss expiring in 2023	3,335,068
Loss expiring in 2024	3,243,489
Loss expiring in 2025	2,864,732
Loss expiring after 2026	3,919,521
14,052,076

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2020 and 2021 (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers	624,565	776,719
Accruals	547,591	641,198
Depreciation of fixed assets	6,911	11,557
Amortization of intangible assets	6,623	4,331
Net operating tax loss carry forward	3,156,923	3,513,019
	4,342,613	4,946,824
Less: valuation allowance	(3,255,854)	(3,648,870)
Total	1,086,759	1,297,954

	December 31,	December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	621,204	1,257,552
Others	92,235	88,322
Total	713,439	1,345,874

(d)	Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an enterprise in China to its non-resident enterprise investors. A lower withholding income tax rate of 5% is applied if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements pursuant to the tax arrangement between mainland China and Hong Kong. On February 22, 2008, the Ministry of Finance and State Taxation Administration jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Group accrued RMB846.6 million, RMB1,056.9 million and RMB1,124.4 million (US$176.4 million) withholding tax liabilities associated with all of its earnings expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes in 2019, 2020 and 2021, respectively. The Group have repatriated a portion of these earnings and paid related withholding income tax in 2019, 2020 and 2021.

As of December 31, 2020 and 2021, there were approximately RMB1,110.9 million and RMB1,104.2 million (US$173.3 million) unrecognized deferred tax liabilities related to undistributed earnings of the Group’s PRC subsidiaries, respectively. And the Group still intends to indefinitely reinvest these remaining undistributed earnings in its PRC subsidiaries.

Schedule of movement of the aggregate valuation allowances for deferred tax assets	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(Write-off)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2019	1,269,615	879,264	2,148,879
2020	2,148,879	1,106,975	3,255,854
2021	3,255,854	393,016	3,648,870